Stock Option Plan and Stock-based Compensation - Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Stock Option Awards
Outstanding beginning balance (in shares)	1,418,267	457,150	354,212
Granted (in shares)	578,572	1,018,950	295,500
Exercised (in shares)	0	(37,842)	(77,062)
Forfeited (in shares)	(14,000)	(19,991)	(115,500)
Outstanding ending balance (in shares)	1,982,839	1,418,267	457,150
Options vested and expected to vest (in shares)	1,982,839	1,418,267
Vested and exercisable (in shares)	299,720	227,126
Weighted Average Exercise Price
Outstanding beginning balance (in dollars per share)	$ 3.05	$ 1.24	$ 0.64
Granted (in dollars per share)	35.62	3.76	1.59
Exercised (in dollars per share)	0	1.11	0.46
Forfeited (in dollars per share)	4.12	1.58	0.83
Outstanding ending balance (in dollars per share)	12.55	3.05	$ 1.24
Options vested and expected to vest (in dollars per share)	12.55	3.05
Vested and exercisable (in dollars per share)	$ 1.44	$ 1.11
Options outstanding, weighted average remaining contractual life	9 years 2 months 12 days	9 years 2 months 12 days
Vested and exercisable, weighted average remaining contractual life	7 years 8 months 12 days	7 years 7 months 6 days
Options outstanding, aggregate intrinsic value	$ 69,289,358	$ 34,562,932
Vested and exercisable, aggregate intrinsic value	$ 13,803,431	$ 5,975,399